RELATED PARTY TRANSACTIONS (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes Payable [Abstract]
Wages	$ 1,411,821	$ 1,178,909	$ 791,987
Vacation	198,292	170,371	114,941
Payroll Taxes on the above	112,405	93,510	0
Total	1,722,518	1,442,790	906,928
Classified as long-term	(906,928)	(906,928)	(906,928)
Accrued compensation	$ 815,590	$ 535,862	$ 0